Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

NOTE 9 — Stock-Based Compensation

There was no stock option activity for the three months ended March 31, 2017.

A summary of Holdings’ restricted share activity for the three months ended March 31, 2017 is as follows:

	2017
	Time-Based		Performance-Based
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
	(In whole shares)		(In whole shares)
Outstanding - beginning of year	216,916	$36.94	165,000	$34.78
Granted	15,500	42.60	—	—
Vested	(9,499)	35.13	(55,000)	34.78
Performance-based to time-based (a)	110,000	34.78	(110,000)	34.78
Canceled or expired	(2,000)	37.87	—	—

Outstanding - end of period	330,917	$36.53	—	$—

(a)	During the first quarter of 2017, 55,000 of the performance-based restricted shares granted in 2016 fully vested based on the achievement of the performance criteria. In accordance with the grant agreements, the remaining 110,000 shares became time-based, vesting over the remaining two years of the requisite service period.

Total stock-based compensation expense included in selling, general and administrative expenses during the first three months of 2017 and 2016 was $2.2 million and $2.5 million , respectively. As of March 31, 2017 , there was $6.0 million of unrecognized compensation cost related to non-vested stock-based compensation, which cost is expected to be recognized over a weighted-average period of 1.5 years.

NOTE 8 — Share-Based Compensation

A summary of Holdings’ stock option activity as of December 31, 2016 and changes during the year then ended is presented below:

	2016
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In whole shares)			(In millions)
Outstanding — beginning of year	60,000	$19.41
Granted	—	—
Exercised	(22,000)	19.60
Canceled or expired	—	—

Outstanding — end of year	38,000	$19.30	1.1 years	$0.9

Options exercisable	38,000	$19.30	1.1 years	$0.9

Exercise prices for options outstanding as of December 31, 2016 range from $15.61 to $24.92.

The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 was $0.9 million, $3.3 million and $0.1 million, respectively. Net cash proceeds from the exercise of stock options were $0.5 million, $1.2 million and $0, respectively.

There were no stock options awarded in 2016 , 2015 or 2014.

A summary of Holdings’ restricted share and performance share activity for the year ended December 31, 2016 is as follows:

	2016
	Time-Based		Performance-Based
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
	(In whole shares)		(In whole shares)
Outstanding — beginning of year	208,429	$36.61	120,000	$48.72
Granted (a)	58,570	30.72	165,000	34.78
Vested	(126,083)	41.00	(40,000)	48.72
Performance- to time-based (b)	80,000	48.72	(80,000)	48.72
Canceled or expired	(4,000)	36.34	—	—

Outstanding — end of year	216,916	$36.94	165,000	$34.78

(a)	Included in the granted amount are 6,020 restricted share units
(b)	During the second quarter of 2016, 40,000 of the performance-based restricted shares granted in 2015 fully vested based on achievement of the performance criteria. In accordance with the grant agreements, the remaining 80,000 shares became time-based, vesting over the remaining two years of the requisite service period.

During the first quarter of 2016, 1,500 shares were awarded, vested and expensed at the time of the award. The value of the award was immaterial.

The Company recognized compensation expense of $10.6 million , $7.3 million and $5.8 million for the years ended December 31, 2016 , 2015 and 2014, respectively, relating to time-based shares and performance shares.

The total fair value of restricted stock units vested during the years ended December 31, 2016 , 2015 and 2014 was $5.1 million, $9.0 million and $11.5 million, respectively.

As of December 31, 2016, the Company had unrecognized compensation expense of $7.5 million , before taxes, related to stock option awards and restricted shares. The unrecognized compensation expense is expected to be recognized over a total weighted average period of 1.4 years.

The number of shares available for future grants for all Holdings’ plans at December 31, 2016 is 367,977.